Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 8.4	$ 8.0	$ 62.5	$ 73.4	$ 70.2
Allocation of Corporate and Shared Employee Share Based Compensation
Allocated share based compensation expenses			15.0	26.7	19.6
Starz Business of Lions Gate Entertainment Corp
Allocated share based compensation expenses	5.2	4.0	24.6	25.7	28.0
Starz Business of Lions Gate Entertainment Corp | Allocation Of Lions Gate Corporate And Shared Employees Share Based Compensation
Allocated share based compensation expenses	$ 0.7	$ 1.4	$ 5.6	$ 9.7	$ 7.8